Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total	$ 44,366	$ 102,411
Guangzhou [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		16,228
Hunan Liling [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		1,108
Hunan Xiangtan [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		5,588
Jiangxi Tonggu [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		206
Shandong Shanxian [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		5,588
Hunan Yiyang [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		5,588
Guangdong Guangzhou Zengcheng [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		5,588
Guangdong Guangzhou Baiyun [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		5,588
Anhui Suzhou Dangshan [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total		5,588
Hunan Liuyang [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total	13,898	25,058
Jiangxi Wanzai [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total	8,754	8,368
Hunan Huaihua [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total	18,744	$ 17,915
Jiangxi Xinyu [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties’ franchisees [Line Items]
Total	$ 2,970